SCHEDULE OF MORTGAGE NOTES PAYABLE (Details) - USD ($)		Mar. 31, 2026		Dec. 31, 2025		Dec. 31, 2024
Debt Instrument [Line Items]
Unamortized loan costs		$ 81,633,567		$ 92,074,367		$ 102,094,094
Mortgage notes payable, total net		81,633,567		92,074,367		102,094,094
Mortgage Notes [Member]
Debt Instrument [Line Items]
The amount of notes payable including unamortized cost		82,406,895		92,921,683		102,842,069
Unamortized loan costs		(773,328)		(847,316)		(747,975)
Mortgage Notes [Member] | Dakota Center [Member]
Debt Instrument [Line Items]
The amount of notes payable including unamortized cost			[1]	$ 8,739,687	[1],[2]	9,091,395	[2]
Debt instrument interest rate stated percentage		4.74%	[1],[3]	4.74%	[4]
Mortgage Notes [Member] | Arapahoe Service Center [Member]
Debt Instrument [Line Items]
The amount of notes payable including unamortized cost		$ 8,634,969		$ 8,670,000		8,670,000
Debt instrument interest rate stated percentage		6.75%	[3]	6.75%	[4]
Mortgage Notes [Member] | One Park Centre [Member]
Debt Instrument [Line Items]
The amount of notes payable including unamortized cost		$ 6,096,528		$ 6,096,528		5,919,517
Debt instrument interest rate stated percentage		6.83%	[3]	6.83%	[4]
Mortgage Notes [Member] | Genesis Plaza [Member]
Debt Instrument [Line Items]
The amount of notes payable including unamortized cost		$ 6,220,513		$ 6,235,986		5,813,843
Debt instrument interest rate stated percentage		7.07%	[3]	7.07%	[4]
Mortgage Notes [Member] | Shea Center II [Member]
Debt Instrument [Line Items]
The amount of notes payable including unamortized cost		$ 16,353,296	[5]	$ 16,353,296	[5],[6]	16,660,803	[6]
Debt instrument interest rate stated percentage		4.92%	[3],[5]	4.92%	[4]
Mortgage Notes [Member] | West Fargo Industrial [Member]
Debt Instrument [Line Items]
The amount of notes payable including unamortized cost		$ 5,750,000		$ 5,750,000		5,750,000
Debt instrument interest rate stated percentage		7.14%	[3]	7.14%	[4]
Mortgage Notes [Member] | Grand Pacific Center [Member]
Debt Instrument [Line Items]
The amount of notes payable including unamortized cost		$ 6,329,102		$ 6,360,819		6,460,405
Debt instrument interest rate stated percentage		6.35%	[3]	6.35%	[4]
Mortgage Notes [Member] | Baltimore [Member]
Debt Instrument [Line Items]
The amount of notes payable including unamortized cost		$ 5,670,000		$ 5,670,000		5,670,000
Debt instrument interest rate stated percentage		4.67%	[3]	4.67%	[4]
Mortgage Notes [Member] | Mandolin [Member]
Debt Instrument [Line Items]
The amount of notes payable including unamortized cost		$ 3,422,936		$ 3,440,873		3,508,702
Debt instrument interest rate stated percentage		4.35%	[3]	4.35%	[4]
Mortgage Notes [Member] | Subtotal Presidio Property Trust Inc Properties [Member]
Debt Instrument [Line Items]
The amount of notes payable including unamortized cost		$ 58,477,344		$ 67,317,189		76,781,271
Mortgage Notes [Member] | Model Home [Member]
Debt Instrument [Line Items]
The amount of notes payable including unamortized cost		$ 23,929,551	[7]	$ 25,604,494	[7],[8]	26,060,798	[8]
Mortgage Notes [Member] | Model Home [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage		5.76%	[3],[7]	5.94%	[4]
Mortgage Notes [Member] | Model Home [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage		8.00%	[3],[7]	8.00%	[4]
Mortgage Notes [Member] | Research Parkway [Member]
Debt Instrument [Line Items]
The amount of notes payable including unamortized cost	[9]					1,526,860
Mortgage Notes [Member] | Union Town Center [Member]
Debt Instrument [Line Items]
The amount of notes payable including unamortized cost	[9]					$ 7,709,746

[1]	The non-recourse loan on the Dakota Center property matured on July 6, 2024. During December 2024, the lender agreed to the broker the Company would use to sell the property to settle the non-recourse debt. During July 2025, the lender approved a purchase offer from a third party for $5,125,000. On January 14, 2026, the Company completed the disposition of Dakota Center property securing nonrecourse mortgage debt that had been in default. The lender controlled and approved the disposition process and accepted the proceeds from the sale in full satisfaction of the outstanding debt obligation. The Company recognized a gain on disposition of approximately $3.5 million, consisting primarily of the extinguishment of nonrecourse debt obligations and derecognition of the related net liabilities associated with the property
[2]	The non-recourse loan on the Dakota Center property matured on July 6, 2024. During December 2024, the lender agreed to the broker the Company would use to sell the property to settle the non-recourse debt. As of December 31, 2025, the property was included in the real estate assets held for sale, net on the consolidated balance sheet. During July 2025, the lender approved a purchase offer from a third party for $5,125,000. The property was subsequently sold as of January 2026. See Note 4. Real Estate Assets above for further discussion on impairment of the property.
[3]	Interest rates as of March 31, 2026.
[4]	Interest rates as of December 31, 2025.
[5]	During January 2026, the Company received notice that the Company’s failure to repay in full by January 5, 2026 the indebtedness related to the loan agreement governing Shea Center II had triggered a default event. On February 13, 2026, the Company received notification that the Shea Center II property governed by the non-recourse loan agreement was moved into receivership and the lender has started the foreclosure process. The foreclosure sale and public auction is scheduled for June 17, 2026. The lender holds approximately $2.4 million in restricted cash, some of which is being utilized by the receiver to operate the property.
[6]	During the year ended December 31, 2025, the Company impaired Shea Center II for a total of approximately $2.5 million after low property occupancy triggered a cash management event under the terms of the loan agreement. Subsequent to the year ended December 31, 2025, the Company received a notice that the Company’s failure to repay in full by January 5, 2026 the indebtedness related to the loan agreement governing Shea Center II had triggered a default event. The Company has received notification that the Shea Center II property governed by this agreement will be moved into receivership, which will fulfill its obligation for this non-recourse loan.
[7]	As of March 31, 2026, there were four model homes included as real estate assets held for sale. Our model homes have stand-alone mortgage notes at interest rates ranging from 5.76% to 8.0% per annum as of March 31, 2026.
[8]	As of December 31, 2025, there were five model homes included as real estate assets held for sale. Our model homes have stand-alone mortgage notes at interest rates ranging from 5.94% to 8.0% per annum as of December 31, 2025.
[9]	These properties were sold during February 2025 and their loan balances were paid in full.